UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INCOME FUND - 1ST QUARTER REPORT -
PERIOD ENDED October 31, 2005

[LOGO OF USAA]
    USAA(R)

                                USAA INCOME Fund

                                                   [GRAPHIC OF USAA INCOME FUND]

                     1st Quarter   Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                         COUPON                            VALUE
    (000)   SECURITY                                                                RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (37.0%)

            AIR FREIGHT & LOGISTICS (0.3%)
  $ 5,000   Caliber Systems, Inc., Notes                                            7.80%       8/01/2006      $    5,094
                                                                                                               ----------
            AUTOMOBILE MANUFACTURERS (1.5%)
   15,000   DaimlerChrysler NA Holding Corp., Global Debentures(h)                  8.00        6/15/2010          16,398
   10,000   Toyota Motor Credit Corp., MTN                                          4.85        2/27/2015           9,647
                                                                                                               ----------
                                                                                                                   26,045
                                                                                                               ----------
            BIOTECHNOLOGY (1.1%)
   10,000   Amgen, Inc., Senior Notes                                               4.85       11/18/2014           9,831
   10,000   Genentech, Inc., Notes(a)                                               4.75        7/15/2015           9,671
                                                                                                               ----------
                                                                                                                   19,502
                                                                                                               ----------
            BREWERS (0.3%)
    5,000   Miller Brewing Co., Guaranteed Notes(a)                                 4.25        8/15/2008           4,903
                                                                                                               ----------
            BROADCASTING & CABLE TV (1.1%)
   10,000   Comcast Cable Communications, Inc., Senior Notes(h)                     6.88        6/15/2009          10,531
    5,000   Cox Enterprises, Inc., Notes(a)                                         8.00        2/15/2007           5,163
    5,000   Univision Communications, Inc., Senior Notes                            3.50       10/15/2007           4,842
                                                                                                               ----------
                                                                                                                   20,536
                                                                                                               ----------
            CASINOS & GAMING (0.3%)
    5,000   Harrahs Operating Co., Inc., Bonds(a)                                   5.63        6/01/2015           4,807
                                                                                                               ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
   10,000   Caterpillar Financial Services                                          3.83(b)    11/14/2005           9,999
    5,000   John Deere Capital Corp., MTN, Series 2005D                             3.96(b)     6/10/2008           5,004
   10,000   John Deere Capital Corp., Global Debentures(h)                          5.10        1/15/2013           9,984
                                                                                                               ----------
                                                                                                                   24,987
                                                                                                               ----------
            CONSUMER FINANCE (4.1%)
   10,000   American Express Credit Corp., Notes                                    4.14(b)     9/19/2006          10,016
   10,000   American Honda Finance Corp., MTN(a)                                    3.88(b)     5/11/2007          10,018
   25,200   Household Finance Corp., Notes(h)                                       6.38       10/15/2011          26,654
   10,000   MBNA American Bank, MTN                                                 6.75        3/15/2008          10,406
    7,000   SLM Corp., MTN, CPI Floating Rate Notes                                 4.54(b)     6/01/2009           6,847
   10,000   SLM Corp., Notes                                                        5.38        1/15/2013          10,140
                                                                                                               ----------
                                                                                                                   74,081
                                                                                                               ----------
            DIVERSIFIED BANKS (1.1%)
   10,000   First Union Corp., Subordinated Notes                                   7.50        7/15/2006          10,185
   10,000   Wells Fargo & Co., Global Notes                                         3.86(b)     3/03/2006          10,003
                                                                                                               ----------
                                                                                                                   20,188
                                                                                                               ----------
            ELECTRIC UTILITIES (4.5%)
    2,228   FPL Energy American Wind, Senior Secured Bond(a)                        6.64        6/20/2023           2,316
    7,158   FPL Group Capital, Inc., Debentures                                     7.63        9/15/2006           7,333
    5,000   Gulf Power Co., Senior Notes, Series K                                  4.90       10/01/2014           4,882
   10,000   Northern States Power Co., First Mortgage Bond, Series B                8.00        8/28/2012          11,631
   10,000   Oncor Electric Delivery Co., Senior Secured Notes                       6.38        5/01/2012          10,498
    5,000   Power Contract Financing, Senior Notes(a)                               6.26        2/01/2010           5,085
    5,000   PPL Capital Funding, Inc., Guaranteed Notes, Series A                   4.33        3/01/2009           4,859
    5,000   Public Service Electric & Gas Co., First Mortgage Bonds, Series A       4.09(b)     6/23/2006           5,000
    5,000   Sempra Energy ESOP, Series 1999 (NBGA)(a)                               4.21       11/01/2014(c)        4,928
   10,000   Tristate General & Transport Association, Bonds(a)                      6.04        1/31/2018          10,174

2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                         COUPON                            VALUE
    (000)   SECURITY                                                                RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------
  $10,000   West Penn Power Co., Notes                                              6.63%       4/15/2012      $   10,649
    4,000   Wisconsin Public Service Corp., Senior Secured Notes                    4.88       12/01/2012           3,951
                                                                                                               ----------
                                                                                                                   81,306
                                                                                                               ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.5%)
   10,000   Waste Management, Inc., Senior Notes                                    7.38        8/01/2010          10,883
   15,500   WMX Technologies, Inc., Notes                                           7.00       10/15/2006          15,776
                                                                                                               ----------
                                                                                                                   26,659
                                                                                                               ----------
            FOOD RETAIL (0.3%)
    5,000   Kroger Co., Notes                                                       5.50        2/01/2013           4,893
                                                                                                               ----------
            GAS UTILITIES (1.6%)
    5,000   Enbridge Energy Partners, LP, Senior Notes                              5.35       12/15/2014           4,900
   10,000   Energy Transfer Partners, LP, Senior Notes                              5.95        2/01/2015           9,767
    8,000   Gulfstream Natural Gas Systems LLC, Senior Notes(a)                     5.56       11/01/2015           7,985
    5,000   Valero Logistics Operations, LP, Senior Notes                           6.05        3/15/2013           5,146
                                                                                                               ----------
                                                                                                                   27,798
                                                                                                               ----------
            HEALTH CARE EQUIPMENT (0.1%)
    2,500   Thermo Electron Corp., Notes                                            5.00        6/01/2015           2,410
                                                                                                               ----------
            HEALTH CARE FACILITIES (0.3%)
    5,000   HCA, Inc., Notes                                                        5.25       11/06/2008           4,929
                                                                                                               ----------
            HOUSEHOLD PRODUCTS (1.4%)
   17,000   Clorox Co., Notes                                                       6.13        2/01/2011          17,867
    8,000   SC Johnson & Son, Inc., Senior Notes(a)                                 5.00       12/15/2012           7,831
                                                                                                               ----------
                                                                                                                   25,698
                                                                                                               ----------
            INTEGRATED OIL & GAS (1.4%)
   21,000   Phillips Petroleum Co., Notes                                           8.75        5/25/2010          24,282
                                                                                                               ----------
            INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
   10,000   Alltel Corp., Notes                                                     4.66        5/17/2007           9,955
      500   Pacific Bell, Debentures                                                5.88        2/15/2006             502
   10,000   SBC Communications, Inc., Notes                                         5.75        5/02/2006          10,054
    5,000   Sprint Capital Corp., Guaranteed Global Notes                           6.00        1/15/2007           5,065
                                                                                                               ----------
                                                                                                                   25,576
                                                                                                               ----------
            LIFE & HEALTH INSURANCE (0.6%)
   10,000   John Hancock Global Funding II, MTN, Secured Notes                      3.94(b)     3/06/2006          10,005
                                                                                                               ----------
            MANAGED HEALTH CARE (0.3%)
    5,000   Highmark, Inc., Senior Notes(a)                                         6.80        8/15/2013           5,374
                                                                                                               ----------
            MOVIES & ENTERTAINMENT (0.6%)
   11,000   News America, Inc., Bonds                                               5.30       12/15/2014          10,792
                                                                                                               ----------
            MULTI-LINE INSURANCE (0.3%)
    5,000   AIG Sunamerica Global Financing, Senior Notes(a)                        6.30        5/10/2011           5,299
                                                                                                               ----------
            MULTI-UTILITIES (0.7%)
    8,000   Duke Capital Corp., LLC, Senior Notes                                   5.50        3/01/2014           7,920
    4,500   South Carolina Electric & Gas Co., First Mortgage Bond                  5.30        5/15/2033           4,336
                                                                                                               ----------
                                                                                                                   12,256
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                         COUPON                            VALUE
    (000)   SECURITY                                                                RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
  $ 5,000   Kerr-McGee Corp., Notes                                                 5.88%       9/15/2006      $    5,058
                                                                                                               ----------
            OIL & GAS REFINING & MARKETING (0.5%)
    8,000   Magellan Midstream Partners, LP, Notes                                  6.45        6/01/2014           8,410
                                                                                                               ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    8,000   Associates Corp. of North America, Global Senior Notes                  6.25       11/01/2008           8,314
   10,000   Bank One Corp., Subordinated Notes                                      7.88        8/01/2010          11,122
      500   Citicorp, Subordinated Notes                                            6.38        1/15/2006             502
   10,000   Citigroup, Inc., Global Notes                                           4.13        2/22/2010           9,674
                                                                                                               ----------
                                                                                                                   29,612
                                                                                                               ----------
            PACKAGED FOODS & MEAT (2.0%)
    5,000   Diageo Finance B.V., Notes                                              3.00       12/15/2006           4,901
   10,000   General Mills, Inc., Notes                                              2.63       10/24/2006           9,759
   15,000   Kellogg Co., Notes, Series B                                            6.60        4/01/2011          16,087
      500   Sara Lee Corp., MTN, Series C                                           6.30       11/07/2005             500
    5,000   Wm Wrigley Junior Co., Notes                                            4.30        7/15/2010           4,890
                                                                                                               ----------
                                                                                                                   36,137
                                                                                                               ----------
            PAPER PACKAGING (0.3%)
    5,000   Temple-Inland, Inc., Notes                                              5.00        5/17/2007           4,974
                                                                                                               ----------
            PROPERTY & CASUALTY INSURANCE (1.9%)
    5,000   AXIS Capital Holdings Ltd., Senior Notes                                5.75       12/01/2014           4,891
   15,000   Berkshire Hathaway Finance Corp., Senior Notes                          4.85        1/15/2015          14,607
   10,000   Chubb Corp., Senior Notes(h)                                            5.20        4/01/2013           9,923
    5,000   Ohio Casualty Corp., Notes                                              7.30        6/15/2014           5,316
                                                                                                               ----------
                                                                                                                   34,737
                                                                                                               ----------
            RAILROADS (0.4%)
    2,058   CSX Transportation Inc., Notes                                          9.75        6/15/2020           2,834
    2,842   Norfolk Southern Railway Co., Debentures                                9.75        6/15/2020           3,940
                                                                                                               ----------
                                                                                                                    6,774
                                                                                                               ----------
            REAL ESTATE INVESTMENT TRUSTS (1.7%)
    9,000   Chelsea Property Group, Notes                                           6.00        1/15/2013           9,237
   15,000   Pan Pacific Retail Properties, Inc., Notes                              7.95        4/15/2011          16,747
    5,000   TriNet Corporate Realty Trust, Inc., Notes                              7.95        5/15/2006           5,072
                                                                                                               ----------
                                                                                                                   31,056
                                                                                                               ----------
            REGIONAL BANKS (1.3%)
   10,000   Fifth Third Bank, Subordinated Notes                                    4.75        2/01/2015           9,631
    8,000   Hudson United Bank, Subordinated Notes                                  7.00        5/15/2012           8,739
    5,000   PNC Financial Services, Notes, Series C                                 8.88        3/15/2027           5,448
                                                                                                               ----------
                                                                                                                   23,818
                                                                                                               ----------
            THRIFTS & MORTGAGE FINANCE (0.7%)
   12,000   Washington Mutual, Inc., Subordinated Notes                             8.25        4/01/2010          13,392
                                                                                                               ----------
            Total corporate obligations (cost: $642,984)                                                          661,388
                                                                                                               ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (12.1%)(d)

            BUILDING PRODUCTS (0.6%)
   10,000   CRH America, Inc., Notes (Ireland)                                      5.30       10/15/2013           9,959
                                                                                                               ----------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                         COUPON                            VALUE
    (000)   SECURITY                                                                RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------
            DIVERSIFIED BANKS (4.1%)
  $10,000   ABN AMRO Bank N.V., Senior Notes (Netherlands)                          3.84%(b)    5/11/2007      $   10,018
    6,000   Banco Santander, Subordinated Notes (Chile)(a)                          5.38       12/09/2014           5,934
    5,000   Bayerische Landesbank, MTN (Germany)                                    2.60       10/16/2006           4,905
    5,000   Canadian Imperial Bank Corp., Pass-Through Certificates,
              Series 2002, Class A-1 (Canada)(a)                                    7.26        4/10/2032           5,650
   20,000   Landesbank Baden-Wuerttemberg, MTN, Subordinated Notes (Germany)        6.35        4/01/2012          21,689
   15,000   Nordea Bank AB, Subordinated Notes (Sweden)(a)                          5.25       11/30/2012          15,146
   10,000   Royal Bank of Scotland, Senior Notes (United Kingdom)(a)                3.84(b)    11/24/2006          10,007
                                                                                                               ----------
                                                                                                                   73,349
                                                                                                               ----------
            DIVERSIFIED METALS & MINING (0.3%)
    5,000   Glencore Funding, LLC, Notes (Switzerland)(a)                           6.00        4/15/2014           4,613
                                                                                                               ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
   10,000   Agrium, Inc., Debentures (Canada)                                       8.25        2/15/2011          11,310
    8,000   Yara International ASA, Notes (Norway)(a)                               5.25       12/15/2014           7,727
                                                                                                               ----------
                                                                                                                   19,037
                                                                                                               ----------
            FOREIGN GOVERNMENT (3.5%)
   10,000   Province of Quebec, Debentures (Canada)                                 6.50        1/17/2006          10,050
   15,000   Province of Quebec, Global Debentures (Canada)                          7.00        1/30/2007          15,418
   25,000   Region of Lombardy, Global Notes (Italy)                                5.80       10/25/2032          26,499
   10,000   Republic of Poland, Global Unsubordinated Notes (Poland)                5.25        1/15/2014          10,135
                                                                                                               ----------
                                                                                                                   62,102
                                                                                                               ----------
            OIL & GAS DRILLING (0.4%)
    7,768   Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                4.79(b)     8/01/2013           7,759
                                                                                                               ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   10,000   RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds,
              Series A (Qatar)(a)                                                   5.30        9/30/2020           9,800
                                                                                                               ----------
            OIL & GAS REFINING & MARKETING (0.3%)
    5,000   GS Caltex Corp., Notes (South Korea)(a)                                 5.50       10/15/2015           4,933
                                                                                                               ----------
            REAL ESTATE INVESTMENT TRUSTS (0.5%)
   10,000   Westfield Capital Corp., Senior Notes (Australia)(a)                    5.13       11/15/2014           9,782
                                                                                                               ----------
            REINSURANCE (0.3%)
    6,000   Stingray, Pass-Through Trust, Notes (Cayman Island)(a)                  5.90        1/12/2015           6,040
                                                                                                               ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   10,000   Vodafone Group plc, Notes (United Kingdom)                              5.00        9/15/2015           9,731
                                                                                                               ----------
            Total Eurodollar and Yankee obligations (cost: $213,650)                                              217,105
                                                                                                               ----------
            ASSET-BACKED SECURITIES (10.6%)

            AIRLINES (0.6%)
    5,812   America West Airlines, Inc., Pass-Through Certificates,
              Series 1996-1, Class A, EETC                                          6.85        7/02/2009           5,739
    4,000   Southwest Airlines Co., Pass-Through Certificates,
              Series 2001-1, Class A-2, EETC                                        5.50       11/01/2006           4,030
                                                                                                               ----------
                                                                                                                    9,769
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                         COUPON                            VALUE
    (000)   SECURITY                                                                RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------
            ASSET-BACKED FINANCING (10.0%)
  $10,000   AESOP Funding II LLC, Series 2003-2A, Class A1(a)                       2.74%       6/20/2007      $    9,925
    7,200   Bank One Issuance Trust, Notes, Series 2003-A2, Class A2                4.02(b)    10/15/2008           7,206
   10,000   Capital One Prime Auto Receivables Trust,
              Series 2005-1, Class A2                                               4.24       11/15/2007           9,979
   17,000   Chase Credit Card Owner Trust, Series 2002-5, Class A                   4.07(b)    10/15/2009          17,036
   20,000   Citibank Credit Card Issuance Trust, Notes,
              Series 2003-A4, Class A-4                                             3.96(b)     3/20/2009          20,019
   10,000   GE Commercial Equipment Financing LLC, Series 2005-1, Class A2          3.77        9/20/2007           9,954
    5,000   GE Equipment Small Ticket LLC, Series 2005-1A, Class A2(a)              4.28       10/22/2007           4,985
    8,136   Harley-Davidson Motorcycle Trust, Series 2005-2, Class A1               3.79        1/16/2010           8,087
    5,000   Holmes Financing, Bonds, Series 7, Class 2A                             4.30(b)     1/15/2008           5,005
            Honda Auto Receivables Owner Trust, Notes,
    2,282     Series 2003-3, Class A3                                               2.14        4/23/2007           2,271
    1,662     Series 2004-2, Class A2                                               2.52        2/15/2007           1,659
   10,000     Series 2005-3, Class A2                                               3.73       10/18/2007           9,946
    4,446   Household Affinity Credit Card Master Note Trust I,
              Series 2003-2, Class B                                                2.51        2/15/2008           4,422
   10,000   John Deere Owner Trust, Series 2005-A, Class A2                         3.79       12/17/2007           9,945
    5,000   Massachusetts RRB Special Purpose Trust, Rate Reduction Certificates,
              Series 2005-1, Class A2                                               3.78        9/15/2010           4,913
   10,000   MBNA Credit Card Master Note Trust,
              Series 2003-A2, Class A-2                                             4.02(b)     8/15/2008          10,008
   10,000   Nissan Auto Receivables Owner Trust, Series 2005-C, Class A2            4.14        1/15/2008           9,960
    1,736   Oncor Electric Delivery Transition Bond Co., Bonds,
              Series 2003-1, Class A1                                               2.26        2/15/2009           1,710
   10,000   Permanent Financing plc, Notes, Series 4, Class 2A                      3.90(b)     3/10/2009          10,008
      867   PP&L Transition Bond Co., LLC, Series 1999-1, Class A6                  6.96       12/26/2007             871
   10,000   Rental Car Finance Corp., Series 2004-1A, Class A (INS)(a)              4.24(b)     6/25/2009          10,023
            SLMA Student Loan Trust,
    5,718     Series 2004-8, Class A2                                               4.22(b)     7/25/2013           5,723
    4,161     Series 2004-7, Class A2                                               4.23(b)    10/25/2012           4,165
    1,800   Toyota Auto Receivables Owner Trust, Bonds, Series 2003-A, Class A-3A   3.99(b)     3/15/2007           1,801
                                                                                                               ----------
                                                                                                                  179,621
                                                                                                               ----------
            Total asset-backed securities (cost: $189,749)                                                        189,390
                                                                                                               ----------
            U.S. GOVERNMENT AGENCY ISSUES (10.5%)(e)

            DEBENTURES (0.5%)
   10,000   Fannie Mae, CPI Floating Rate Note(+)                                   4.31(b)     2/17/2009          10,015
                                                                                                               ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (8.9%)
            Fannie Mae(+),
   34,649     Pool 254766                                                           5.00        6/01/2033          33,479
    3,970     Pool 190312                                                           6.50        4/01/2031           4,084
       59     Pool 594787                                                           6.50        7/01/2031              61
    6,664     Pool 254239                                                           6.50        3/01/2032           6,852
      182     Pool 050653                                                           7.00       10/01/2022             191
      135     Pool 050724                                                           7.00        3/01/2023             142
      601     Pool 197673                                                           7.00        4/01/2023             630
            Government National Mortgage Assn. I,
   19,430     Pool 604568                                                           5.00        8/15/2033          18,991
    1,578     Pool 465553                                                           6.00        8/15/2028           1,609
    1,687     Pool 457821                                                           6.00        9/15/2028           1,720
    2,353     Pool 486544                                                           6.00        9/15/2028           2,398
   15,605     Pool 780860                                                           6.00        9/15/2028          15,912
    4,294     Pool 486629                                                           6.00       10/15/2028           4,378
    1,719     Pool 464490                                                           6.00        1/15/2029           1,752

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                         COUPON                            VALUE
    (000)   SECURITY                                                                RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------
            Government National Mortgage Assn. I,
  $   343     Pool 486877                                                           6.00%       1/15/2029      $      349
    1,572     Pool 495891                                                           6.00        1/15/2029           1,602
    2,589     Pool 603869                                                           6.00        1/15/2033           2,635
       90     Pool 346619                                                           6.50        6/15/2023              94
      905     Pool 344923                                                           6.50        7/15/2023             941
      169     Pool 352137                                                           6.50        7/15/2023             176
      504     Pool 370820                                                           6.50        9/15/2023             524
      612     Pool 347695                                                           6.50       10/15/2023             637
    1,047     Pool 354665                                                           6.50       10/15/2023           1,090
      148     Pool 365963                                                           6.50       10/15/2023             154
    2,322     Pool 345138                                                           6.50       12/15/2023           2,417
      982     Pool 337538                                                           6.50       12/15/2023           1,022
      397     Pool 366685                                                           6.50        1/15/2024             413
      757     Pool 374670                                                           6.50        2/15/2024             787
      399     Pool 422656                                                           6.50        4/15/2026             415
    2,559     Pool 780793                                                           6.50        5/15/2028           2,663
    6,051     Pool 564926                                                           6.50       10/15/2031           6,282
      224     Pool 352190                                                           7.00        5/15/2023             237
      236     Pool 354578                                                           7.00        5/15/2023             249
      323     Pool 354907                                                           7.00        5/15/2023             342
      317     Pool 320067                                                           7.00        5/15/2023             335
      505     Pool 357171                                                           7.00        6/15/2023             533
      434     Pool 357179                                                           7.00        6/15/2023             458
      206     Pool 359752                                                           7.00        6/15/2023             218
    1,295     Pool 348925                                                           7.00        8/15/2023           1,368
      292     Pool 352111                                                           7.00        8/15/2023             309
    1,111     Pool 364585                                                           7.00        8/15/2023           1,174
      180     Pool 337344                                                           7.00        8/15/2023             190
      446     Pool 358732                                                           7.00        9/15/2023             471
      235     Pool 417226                                                           7.00        1/15/2026             248
      160     Pool 417291                                                           7.00        3/15/2026             168
       65     Pool 417333                                                           7.00        3/15/2026              69
    1,765     Pool 780651                                                           7.00       10/15/2027           1,860
    1,517     Pool 493950                                                           7.00        6/15/2029           1,595
      654     Pool 504209                                                           7.00        6/15/2029             688
    1,233     Pool 473009                                                           7.00        7/15/2029           1,298
    1,176     Pool 564758                                                           7.00        8/15/2031           1,237
      955     Pool 563613                                                           7.00        7/15/2032           1,004
    1,297     Pool 352143                                                           7.50        7/15/2023           1,383
    1,833     Pool 345637                                                           7.50        6/15/2026           1,946
      548     Pool 422926                                                           7.50        6/15/2026             583
    1,446     Pool 345761                                                           7.50        7/15/2026           1,536
      766     Pool 447582                                                           7.50        5/15/2027             812
    1,190     Pool 780716                                                           7.50        2/15/2028           1,264
    1,079     Pool 780990                                                           7.50       12/15/2028           1,144
      907     Pool 510300                                                           7.50        8/15/2029             961
            Government National Mortgage Assn. II,
    6,643     Pool 003375                                                           5.50        4/20/2033           6,627
    7,157     Pool 003273                                                           6.00        8/20/2032           7,266
    4,785     Pool 003285                                                           6.00        9/20/2032           4,858
    2,214     Pool 781494                                                           6.50        8/20/2031           2,285
                                                                                                               ----------
                                                                                                                  159,116
                                                                                                               ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.1%)
    3,600   Perforadora Centrale S.A. de C.V. "A", Guaranteed Bond,
              Series A, Title XI                                                    5.24       12/15/2018           3,652
    5,333   Rowan Companies, Inc., Guaranteed Bond, Title XI                        2.80       10/20/2013           4,923

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                         COUPON                            VALUE
    (000)   SECURITY                                                                RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------
  $10,000   Totem Ocean Trailer Express, Inc., Series 2002-1, Title XI              6.37%       4/15/2028      $   11,011
                                                                                                               ----------
                                                                                                                   19,586
                                                                                                               ----------
            Total U.S. government agency issues (cost: $186,787)                                                  188,717
                                                                                                               ----------
            U.S. TREASURY SECURITIES (12.6%)

            BOND AND NOTES (7.2%)
   45,000   4.00%, 2/15/2014(h)                                                                                    43,258
   23,000   4.00%, 2/15/2015(h)                                                                                    22,000
   15,000   4.25%, 8/15/2015(h)                                                                                    14,641
   45,771   5.25%, 11/15/2028                                                                                      48,553
                                                                                                               ----------
                                                                                                                  128,452
                                                                                                               ----------
            INFLATION-INDEXED NOTES (5.4%)(f)
   31,253   2.38%, 1/15/2025(h)                                                                                    32,531
   33,177   3.38%, 1/15/2012(h)                                                                                    36,125
   26,875   3.88%, 1/15/2009(h)                                                                                    28,771
                                                                                                               ----------
                                                                                                                   97,427
                                                                                                               ----------
            Total U.S. Treasury securities (cost: $219,610)                                                       225,879
                                                                                                               ----------
            OTHER MORTGAGE SECURITIES (3.9%)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (3.5%)
   10,000   Banc of America Commercial Mortgage Inc.,
              Series 2001 PB1, Class A2                                             5.79        5/11/2035          10,296
    4,000   Chase Commercial Mortgage Securities Corp., First Mortgage
              Pass-Through Certificates, Series 1998-1, Class D                     6.56        5/18/2030           4,144
   10,000   Credit Suisse First Boston Mortgage Securities Corp.,
              Series 2001-CK1, Class A3                                             6.38       12/16/2035          10,515
    4,503   GE Commercial Mortgage Corp., Series 2003-C2, Class A1                  2.78        7/10/2037           4,371
    2,397   J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial
              Mortgage Pass-Through Certificates, Series 2004-CBX, Class A1         3.18        1/12/2037           2,375
      679   J.P. Morgan Commercial Mortgage Finance Corp., Mortgage
              Pass-Through Certificates, Series 2000-C10, Class A1                  7.11        8/15/2032             681
    7,000   Merrill Lynch Mortgage Trust, Commercial Mortgage
              Pass-Through Certificates, Series 2002-MW1, Class A-4                 5.62        7/12/2034           7,127
    2,521   Morgan Stanley Dean Witter Capital I, Inc.,
              Series 2001-IQA, Class A2                                             5.33       12/18/2032           2,527
    6,280   Salomon Brothers Mortgage Securities VII,
              Series 2000-C3, Class A1(a)                                           6.34       12/18/2033           6,367
    5,000   Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A2      4.66        4/15/2042           4,906
   10,000   Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB     4.81        4/15/2042           9,759
                                                                                                               ----------
                                                                                                                   63,068
                                                                                                               ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)(k)
   27,750   Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-ESA,
              Class X1 (acquired 6/17/2004; cost: $1,614)(a,l)                      1.83        5/14/2016           1,740
   46,256   Greenwich Capital Commercial Funding Corp., Series 2002-C1,
              Class XP (acquired 8/13/2003; cost: $4,747)(a,l)                      1.96        1/11/2035           3,261
   38,418   Wachovia Bank Commercial Mortgage Trust, Series 2003-C4
              (acquired 8/06/2003; cost: $1,942)(a,l)                               1.17        4/15/2035           1,454
                                                                                                               ----------
                                                                                                                    6,455
                                                                                                               ----------
            Total other mortgage securities (cost: $68,701)                                                        69,523
                                                                                                               ----------
            MUNICIPAL BONDS (2.6%)

            APPROPRIATED DEBT (0.2%)
    3,500   New Jersey Economic Development Auth. RB, Series 2005B                  5.18       11/01/2015           3,484
                                                                                                               ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                         COUPON                            VALUE
    (000)   SECURITY                                                                RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------
            CASINOS & GAMING (0.3%)
  $ 5,000   Mashantucket (Western) Pequot Tribe, CT, Bonds(a)                       5.91%       9/01/2021      $    4,887
                                                                                                               ----------
            ELECTRIC UTILITIES (0.3%)
    5,000   Brazos River Auth., TX, PCRB, Series 1995A                              5.40        4/01/2030(c)        5,051
                                                                                                               ----------
            ELECTRIC/GAS UTILITY (0.1%)
    2,795   North Carolina Eastern Municipal Power Agency RB, Series G              5.55        1/01/2013           2,731
                                                                                                               ----------
            ESCROWED/PREREFUNDED BONDS (0.1%)
    1,000   New Jersey Turnpike Auth. RB, Series 2003B (INS)(PRE)                   4.25        1/01/2016             949
                                                                                                               ----------
            GENERAL OBLIGATION (0.1%)
    2,200   Marin County, CA, Taxable Pension GO (INS)                              4.89        8/01/2016           2,165
                                                                                                               ----------
            OIL & GAS REFINING & MARKETING (0.5%)
    9,000   Harris County, TX, IDRB, Series 2002                                    5.68        3/01/2023(c)        8,999
                                                                                                               ----------
            TOLL ROADS (1.0%)
   19,000   New Jersey Turnpike Auth. RB, Series 2003B, Series B (INS)              4.25        1/01/2016          18,025
                                                                                                               ----------
            Total municipal bonds (cost: $47,527)                                                                  46,291
                                                                                                               ----------

   NUMBER
OF SHARES
---------
            EQUITY SECURITIES (8.0%)

            COMMON STOCKS (0.1%)
            --------------------
            PHARMACEUTICALS
   85,000   Merck & Co., Inc.                                                                                       2,399
                                                                                                               ----------
            PREFERRED SECURITIES (7.9%)
            ---------------------------
            AGRICULTURAL PRODUCTS (0.3%)
   50,000   Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(a)                                        5,022
                                                                                                               ----------
            PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000   Ace Ltd., depositary shares "C", 7.80%, cumulative redeemable                                           5,300
                                                                                                               ----------
            REAL ESTATE INVESTMENT TRUSTS (7.0%)
  200,000   BRE Properties, Inc. "C", 6.75%, cumulative redeemable                                                  4,956
  200,000   Developers Diversified Realty Corp. "I", 7.50%, cumulative redeemable                                   5,137
  439,000   Equity Office Properties Trust, depositary shares "G", 7.75%, cumulative redeemable(h)                 11,524
  575,000   Equity Residential Properties Trust, depositary shares "C", 9.125%, cumulative redeemable              14,800
  142,500   Equity Residential Properties Trust, depositary shares "K", 8.29%, cumulative redeemable                8,283
  415,000   Kimco Realty Corp., depositary shares "F", 6.65%, cumulative redeemable                                10,647
  200,000   New Plan Excel Realty Trust, Inc., depositary shares "E", 7.625%, cumulative redeemable                 5,152
  250,000   Post Properties, Inc., "A", 8.50%, cumulative redeemable                                               14,672
  338,500   Prologis Trust, Inc., "C", 8.54%, cumulative redeemable                                                19,538
  400,000   Public Storage, Inc., "Z", 6.25%, cumulative redeemable                                                 9,688
  400,000   Realty Income Corp., "D", 7.375%, cumulative redeemable                                                10,275
  209,100   Regency Centers Corp., "D", 7.25%, cumulative redeemable                                                5,286
  201,500   Weingarten Realty Investors, depositary shares "D", 6.75%, cumulative redeemable                        5,340
                                                                                                               ----------
                                                                                                                  125,298
                                                                                                               ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                          MARKET
   AMOUNT                                                                         COUPON                            VALUE
    (000)   SECURITY                                                                RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------
            REGIONAL BANKS (0.3%)
  $ 5,000   Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual(o)                                $    5,388
                                                                                                               ----------
                                                                                                                  141,008
                                                                                                               ----------
            Total equity securities (cost: $135,342)                                                              143,407
                                                                                                               ----------
            MONEY MARKET INSTRUMENTS (1.8%)

            COMMERCIAL PAPER (0.9%)
            -----------------------
            THRIFTS & MORTGAGE FINANCE
   16,250   Countrywide Financial Corp.                                             4.07%      11/01/2005          16,250
                                                                                                               ----------
            VARIABLE-RATE DEMAND NOTES (0.9%)(g)
            ------------------------------------
            ELECTRIC UTILITIES (0.0%)(p)
      400   Sempra Energy ESOP, Bonds, Series 1999A (NBGA)(a)                       4.25       11/01/2014             400
                                                                                                               ----------
            HEALTH CARE FACILITIES (0.1%)
    1,300   Louisiana Public Facilities Auth. RB, Series 2004C
              (LOC - Hibernia National Bank)                                        4.20        7/01/2021           1,300
    1,410   McClellan, OH, LLC, Bonds, Series 2000 (LOC - Sky Bank)                 5.32        9/01/2020           1,410
                                                                                                               ----------
                                                                                                                    2,710
                                                                                                               ----------
            INDUSTRIAL MACHINERY (0.1%)
    1,155   Perrysburg Machine & Tool Industries, Inc., Taxable Demand Notes,
              Series 2001 (LOC - Sky Bank)                                          5.32        1/04/2016           1,155
                                                                                                               ----------
            PAPER PACKAGING (0.1%)
    1,150   Oracle Packaging, Inc., Taxable Demand Notes, Series 2000
              (LOC - Sky Bank)                                                      5.32       12/01/2020           1,150
                                                                                                               ----------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
    5,490   Blood Family Realty Ltd., Notes, Series 2000 (LOC - Sky Bank)           5.07       12/01/2025           5,490
    1,900   Vista Funding Corp., Notes, Series 1999A (LOC - Sky Bank)               5.32        3/01/2019           1,900
    2,780   Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)                       5.07        1/01/2020           2,780
                                                                                                               ----------
                                                                                                                   10,170
                                                                                                               ----------
                                                                                                                   15,585
                                                                                                               ----------
            Total money market instruments (cost: $31,835)                                                         31,835
                                                                                                               ----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (12.7%)(n)

            CORPORATE OBLIGATIONS (3.7%)
            ----------------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   20,000   White Pine Finance LLC, Notes, Series MTN1(a)                           3.95(b)     6/12/2006          20,006
                                                                                                               ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
   25,000   Five Finance, Inc., Notes, Series MTN(a)                                4.13(b)     9/05/2006          25,010
   20,000   Premier Asset Collateralized Entity LLC, Notes, Series MTN(a)           3.83(b)     3/24/2006          20,002
                                                                                                               ----------
                                                                                                                   45,012
                                                                                                               ----------
                                                                                                                   65,018
                                                                                                               ----------
            ASSET-BACKED SECURITIES (1.4%)
            ------------------------------
            ASSET-BACKED FINANCING
   25,000   Household Credit Card Master Note Trust, Series 2001-1, Class A         4.13        1/17/2006          25,024
                                                                                                               ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                                   MARKET
   NUMBER                                                                         COUPON                            VALUE
OF SHARES   SECURITY                                                                RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.0%)(p)
            ----------------------------
  265,660   AIM Short-Term Investment Co. Liquid Assets Portfolio                   3.81%(j)            -      $      266
                                                                                                               ----------
   70,207   Merrill Lynch Premier Institutional Fund                                3.72(j)             -              70
                                                                                                               ----------
                                                                                                                      336
                                                                                                               ----------

PRINCIPAL
   AMOUNT
    (000)
---------
            COMMERCIAL PAPER (1.7%)
            -----------------------
            ASSET-BACKED FINANCING (1.2%)
  $21,278   Cullinan Finance Corp.(a)                                               3.89(i)    11/23/2005          20,972
                                                                                                               ----------
            INVESTMENT BANKING & BROKERAGE (0.5%)
   10,000   Goldman Sachs Group, Inc.(a)                                            3.97        5/25/2006          10,000
                                                                                                               ----------
                                                                                                                   30,972
                                                                                                               ----------
            REPURCHASE AGREEMENTS (5.9%)(m)
            -------------------------------
   51,000   Credit Suisse First Boston LLC, 4.02%, acquired
              on 10/31/2005 and due 11/01/2005 at $51,000 (collateralized by $52,570 of Freddie Mac Discount Notes(e,+), 4.09%(i), due
              1/31/2006; market value $52,023)                                                                     51,000
   37,500   Deutsche Bank Securities, Inc., 3.99%, acquired on 10/31/2005 and due 11/01/2005 at $37,500 (collateralized by $4,197 of
              Freddie Mac Discount Notes(e,+), 4.01%(i), due 12/07/2005; and
              $35,000 of Fannie Mae Notes(e,+), 5.63%, due 4/19/2035;
              combined market value $38,250)                                                                       37,500
   17,000   Lehman Brothers, Inc., 3.99%, acquired on 10/31/2005 and due
              11/01/2005 at $17,000 (collateralized by $8,760 of Fannie Mae
              Notes(e,+), 5.24%(i), due 3/23/2028; and $25,591 of Fannie Mae
              STRIPS(e,+), 4,80% - 5.23%(i), due 7/15/2011 - 8/07/2028;
              combined market value $17,341)                                                                       17,000
                                                                                                               ----------
                                                                                                                  105,500
                                                                                                               ----------
            Total short-term investments purchased with cash collateral
              from securities loaned (cost: $227,071)                                                             226,850
                                                                                                               ----------

            TOTAL INVESTMENTS (COST: $1,963,256)                                                               $2,000,385
                                                                                                               ==========

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USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Securities for which market quotations are not readily
               available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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           (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $51,491,000 and $14,362,000, respectively, resulting in net unrealized appreciation of $37,129,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,789,939,000 at October 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2005.

        (c) Security has a mandatory call or put, which shortens its effective maturity date.

        (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

        (e) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

        (g) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

        (h) The security or a portion thereof was out on loan as of October 31, 2005. The aggregate fair market value of these securities as of October 31, 2005, was approximately $210,867,000.

        (i) Zero-coupon security. Rate represents the effective yield at date of purchase.

        (j) Rate represents the money market fund annualized seven-day yield at October 31, 2005.

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           (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

        (k) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

        (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of these securities at October 31, 2005, was $6,455,000, which represented 0.4% of the Fund's net assets.

        (m) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (n) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        (o) Security was fair valued at October 31, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

        (p) Represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

            CPI           Consumer Price Index

            EETC          Enhanced Equipment Trust Certificate

            ESOP          Employee Stock Ownership Plan

            GO            General Obligation

            IDRB          Industrial Development Revenue Bond

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
OCTOBER 31, 2005 (UNAUDITED)

            MTN           Medium-Term Note

            PCRB          Pollution Control Revenue Bond

            PRE           Prerefunded to a date prior to maturity

            RB            Revenue Bond

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

            (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

            (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

            (INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

      [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
           USAA               ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48446-1205                                  (C)2005, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.